EQUITY COMPENSATION PLANS (Details 6) - 2010 Equity Compensation Plan - Restricted Shares - USD ($)		12 Months Ended
	Jun. 17, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)		62,600,000	0	0
Forfeited (in shares)		(620,000)
Outstanding Awards, Ending Balance		61,980,000
Granted (USD per share)		$ 0.0086
Forfeited (USD per share)		0.0086
Outstanding, Ending Balance (USD per share)		$ 0.0086
Vested and expected to vest (in shares)		43,386,000
Vested and expected to vest (USD per share)		$ 0.0086
Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years
Allocated Share-based Compensation Expense		$ 23,489
Fair value at the grant dates		538,360
Granted (in shares)	62,600,000
Unrecognized compensation cost		$ 330,000
Weighted average period, unrecognized compensation cost to be recognized		3 years 6 months 18 days